ACQUISITIONS AND DIVESTITURES - Narrative (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Feb. 27, 2024	Jan. 30, 2023
Business Acquisition [Line Items]
Goodwill acquired	$ 662,000
Other Acquisitions
Business Acquisition [Line Items]
Goodwill acquired	700,000	$ 3,300,000
Gains (losses) recorded for acquisition activity	0	$ 0
Fresh Vegetables [Member] | Discontinued Operations, Held-for-Sale or Disposed of by Sale [Member] | Fresh Express Acquisitions LLC
Business Acquisition [Line Items]
Sale of division				$ 293,000,000
Progressive Produce [Member]
Business Acquisition [Line Items]
Sale of division			$ 120,300,000
Disposal Group, Including Discontinued Operation, Goodwill			36,000,000.0
Progressive Produce [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Business Acquisition [Line Items]
Sale of division			120,300,000
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	$ 74,000,000.0
Disposal group, carrying value			41,900,000
Disposal Group, Including Discontinued Operation, Goodwill			$ 36,000,000.0